CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 58,749	$ 30,546
Short-term bank deposits	210	212
Short-term marketable securities	3,426	7,438
Trade receivables	56,016	51,125
Other receivables and prepaid expenses	13,012	9,381
Inventories	31,463	43,959
Total current assets	162,876	142,661
LONG-TERM ASSETS:
Long-term trade receivables	15,753	16,798
Long-term marketable securities	28,518	65,732
Long-term financial investments	3,008	2,730
Deferred tax assets	9,838	6,208
Operating lease right-of-use assets	32,534	36,712
Severance pay funds	18,004	17,202
Total long-term assets	107,655	145,382
PROPERTY AND EQUIPMENT, NET	27,321	10,893
INTANGIBLE ASSETS, NET	489	1,021
GOODWILL	37,560	37,560
Total assets	335,901	337,517
CURRENT LIABILITIES:
Trade payables	7,543	7,556
Other payables and accrued expenses	25,823	29,943
Deferred revenues	38,438	38,820
Short-term operating lease liabilities	5,954	7,878
Total current liabilities	77,758	84,197
LONG-TERM LIABILITIES:
Accrued severance pay	16,387	16,662
Deferred revenues and other liabilities	19,434	17,142
Long-term operating lease liabilities	30,508	31,404
Total long-term liabilities	66,329	65,208
COMMITMENTS AND CONTINGENT LIABILITIES (Note 10)
Total liabilities	144,087	149,405
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 and 100,000,000 shares as of December 31, 2024 and 2023, respectively; Issued: 65,170,217 and 64,611,583 shares as of December 31, 2024 and 2023, respectively; Outstanding: 29,679,755 and 30,506,753 shares as of December 31, 2024 and 2023, respectively	112	110
Additional paid-in capital	415,716	407,122
Treasury stock at cost - 35,490,462 and 34,104,830 shares as of December 31, 2024 and 2023, respectively	(250,331)	(236,003)
Accumulated other comprehensive income (loss)	1,114	(3,905)
Retained earnings	25,203	20,788
Total shareholders' equity	191,814	188,112
Total liabilities and shareholders' equity	$ 335,901	$ 337,517